LONG-TERM DEBT - Maturities of Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Costs on early extinguishment of 2020 Notes	$ 0	$ (10)
Maturities of long-term debt	665	$ 665
2021
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
2022
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
2023
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	315
2024
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
2025
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
Thereafter
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	$ 350